Subsequent Events	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events
On January 6, 2017, the Company borrowed the full amount of the €1,000,000,000 Term B-2 Loan. The Term B-2 Loan will bear interest at an index rate based on EURIBOR plus a margin of 3.25%. No original issue discount is applicable to the Term B-2 Loan. The Term B-2 Loan must be repaid in equal quarterly installments of 0.25% of the original principal amount of the Term B-2 Loan starting in the second quarter of 2017, with the remaining amount outstanding to be repaid in full on the seventh anniversary of the funding date of the Term B-2 Loan.
On January 7, 2017, the Company entered into a purchase agreement with IO International Holdings LLC for the purchase of the entire issued share capital of IO Europe Limited for approximately $36,680,000 in cash. The transaction closed on February 3, 2017. The Company is evaluating the accounting for the purchase of IO Europe Limited.
On February 15, 2017, the Company's Board of Directors declared a quarterly cash dividend of $2.00 per share, which is payable on March 22, 2017 to the Company’s common stockholders of record as of the close of business on February 27, 2017.